Fair value of financial instruments - Narrative (Details) € in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€) independent_division	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Fair Value of Financial Instruments [Abstract]
Number of independent divisions | independent_division	2
Amount of CVA	€ 272	€ 293	€ 351
Change in CVA (as a percent)	7.20%	16.50%	(48.00%)
Amount of DVA	€ 317	€ 330	€ 364
Change in DVA (as a percent)	(3.90%)	(9.30%)	125.00%
Gain (loss) recognized in profit and loss	€ (523)	€ (404)	€ 90